Schedule of Fair Value of Warrants to Additional Paid in Capital (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fiar value of warrants	$ 48,822,907
Percent of Total Fair Value	100.00%
Amount allocated	$ 25,000,000
Common Stock [Member]
Fiar value of warrants	$ 25,000,000
Percent of Total Fair Value	51.20%
Amount allocated	$ 12,800,000
Common Stock Purchase Warrants [Member]
Fiar value of warrants	$ 23,822,907
Percent of Total Fair Value	48.80%
Amount allocated	$ 12,200,000